Condensed Consolidated and Combined Statements of Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 4,707	$ 4,343	$ 18,341	$ 17,585	$ 17,164
Gross profit	1,891	1,678	7,179	7,174	6,767
Selling, general, and administrative	1,062	931	3,631	3,563	3,237
Research and development	270	238	1,026	816	810
Total operating expenses	1,332	1,169	4,657	4,379	4,047
Operating income	559	509	2,522	2,795	2,720
Interest and other financial charges – net	136	4	77	40	66
Non-operating benefit (income) costs	(115)	(2)	(5)	3	5
Other (income) expense – net	(8)	(26)	(62)	(123)	(61)
Income from continuing operations before income taxes	546	533	2,512	2,875	2,710
Benefit (provision) for income taxes	(163)	(131)	(563)	(600)	(652)
Net income from continuing operations			1,949	2,275	2,058
Income from discontinued operations, net of taxes			18	18	11,839
Net income	383	402	1,967	2,293	13,897
Net (income) loss attributable to noncontrolling interests	(11)	(13)	(51)	(46)	(51)
Net income attributable to GE HealthCare	372	389	1,916	2,247	13,846
Deemed preferred stock dividend of redeemable noncontrolling interest	(183)	0
Net income attributable to GE HealthCare common stockholders	$ 189	$ 389
Earnings Per Share [Abstract]
Basic earnings per share	$ 0.42	$ 0.86
Diluted earnings per share	$ 0.41	$ 0.86
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Basic	454	454
Diluted	457	454
Product [Member]
Revenues	$ 3,131	$ 2,787	12,044	11,165	11,016
Cost of revenue	2,037	1,914	7,975	7,196	7,229
Service [Member]
Revenues	1,576	1,556	6,297	6,420	6,148
Cost of revenue	$ 779	$ 751	$ 3,187	$ 3,215	$ 3,168